Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 2,068,694	$ 242,082	$ 2,808
Prepaid expenses	580,562	115,561	45,647
Investment in securities	2,936,565	376,323	0
Total current assets	5,585,821	733,966	48,455
Other assets
Prepaid expenses	0	17,380	0
Investment in securities	0	0	496,400
Mineral rights	4,089,714	6,241,114	6,196,114
Total other assets	4,089,714	6,258,494	6,692,514
Total assets	9,675,535	6,992,460	6,740,969
Current liabilities
Accounts payable	37,080	138,071	245,195
Advanced deposits	0	0	46,000
Warrant liability	1,334,889	596,514	131,962
Total current liabilities	1,371,969	734,585	423,157
Non current liabilities
Note payable and accrued interest - related party	0	103,419	0
Total non current liabilities	0	103,419	0
Total liabilities	1,371,969	838,004	423,157
Shareholders’ equity
Share capital	19,536,734	17,440,240	16,991,633
Reserves	628,614	440,784	416,229
Deficit	(11,861,782)	(11,726,568)	(11,090,050)
Total shareholders’ equity	8,303,566	6,154,456	6,317,812
Total liabilities and shareholders’ equity	$ 9,675,535	$ 6,992,460	$ 6,740,969